Schedule of investments

Delaware High-Yield Opportunities Fund April 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 86.92%
Automotive - 0.93%
Allison Transmission 144A 5.875% 6/1/29 #	724,000	$706,139
Ford Motor
8.50% 4/21/23	620,000	616,125
9.00% 4/22/25	195,000	190,613
		1,512,877
Banking - 4.33%
Ally Financial 8.00% 11/1/31	1,030,000	1,257,970
Credit Suisse Group 144A 6.25% #µy	1,150,000	1,184,399
Deutsche Bank 6.00%µy	600,000	436,500
Popular 6.125% 9/14/23	2,170,000	2,104,466
Royal Bank of Scotland Group 8.625% µy	1,995,000	2,043,778
		7,027,113
Basic Industry - 9.70%
Allegheny Technologies 5.875% 12/1/27	1,285,000	1,069,763
Blue Cube Spinco 10.00% 10/15/25	316,000	336,508
BMC East 144A 5.50% 10/1/24 #	1,015,000	971,659
Boise Cascade 144A 5.625% 9/1/24 #	662,000	663,523
First Quantum Minerals
144A 7.25% 4/1/23 #	805,000	734,804
144A 7.50% 4/1/25 #	710,000	630,267
Freeport-McMoRan 5.45% 3/15/43	1,705,000	1,580,279
Hudbay Minerals 144A 7.625% 1/15/25 #	410,000	372,977
IAMGOLD 144A 7.00% 4/15/25 #	500,000	507,590
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	449,000	433,846
Kraton Polymers 144A 7.00% 4/15/25 #	885,000	855,795
Lennar 5.00% 6/15/27	560,000	579,096
M/I Homes 144A 4.95% 2/1/28 #	1,086,000	957,037
Mattamy Group
144A 4.625% 3/1/30 #	260,000	234,400
144A 5.25% 12/15/27 #	720,000	679,500
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	942,000	941,576
Novelis 144A 5.875% 9/30/26 #	655,000	640,131
Olin 5.00% 2/1/30	430,000	377,475
PolyOne 144A 5.75% 5/15/25 #	1,191,000	1,206,632
Standard Industries 144A 6.00% 10/15/25 #	855,000	885,994
Steel Dynamics 5.50% 10/1/24	673,000	688,646
Tms International Holding 144A 7.25% 8/15/25 #	515,000	388,078
		15,735,576
Capital Goods - 6.60%
ARD Finance 144A PIK 6.50% 6/30/27 # ✤	755,000	704,302
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	265,000	266,887
Berry Global 144A 5.625% 7/15/27 #	1,105,000	1,147,874

NQ-137 [4/20] 6/20 (1204352) 1

Schedule of investments

Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 7.50% 3/15/25 #	585,000	$382,078
144A 7.875% 4/15/27 #	461,000	301,402
EnPro Industries 5.75% 10/15/26	870,000	854,427
Gates Global 144A 6.25% 1/15/26 #	584,000	534,191
Griffon 5.75% 3/1/28	900,000	861,480
Intertape Polymer Group 144A 7.00% 10/15/26 #	685,000	699,323
Mauser Packaging Solutions Holding 144A
7.25% 4/15/25 #	900,000	709,875
Titan Acquisition 144A 7.75% 4/15/26 #	310,000	290,098
TransDigm
144A 6.25% 3/15/26 #	1,315,000	1,293,237
144A 8.00% 12/15/25 #	160,000	167,200
United Rentals North America
5.25% 1/15/30	865,000	871,185
5.875% 9/15/26	865,000	894,237
6.50% 12/15/26	700,000	729,505
		10,707,301
Communications - 10.44%
Altice France Holding
144A 6.00% 2/15/28 #	1,035,000	952,200
144A 10.50% 5/15/27 #	835,000	903,971
C&W Senior Financing 144A 6.875% 9/15/27 #	699,000	694,317
CenturyLink
144A 4.00% 2/15/27 #	560,000	546,700
144A 5.125% 12/15/26 #	1,350,000	1,287,563
Cincinnati Bell 144A 7.00% 7/15/24 #	1,130,000	1,150,837
Consolidated Communications 6.50% 10/1/22	1,432,000	1,294,170
Frontier Communications 144A 8.00% 4/1/27 #‡	1,832,000	1,876,609
Sprint
7.125% 6/15/24	255,000	287,563
7.625% 3/1/26	510,000	605,243
7.875% 9/15/23	1,675,000	1,892,750
Sprint Capital 8.75% 3/15/32	170,000	239,641
T-Mobile USA
6.00% 4/15/24	640,000	656,544
6.50% 1/15/26	1,070,000	1,133,825
Uniti Group 144A 7.875% 2/15/25 #	1,360,000	1,317,500
Vodafone Group 7.00% 4/4/79 µ	680,000	779,202
Zayo Group Holdings 144A 6.125% 3/1/28 #	1,385,000	1,311,900
		16,930,535

2 NQ-137 [4/20] 6/20 (1204352)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical - 2.46%
Boyd Gaming 144A 4.75% 12/1/27 #	890,000	$770,829
MGM Growth Properties Operating Partnership
5.75% 2/1/27	1,040,000	1,056,276
MGM Resorts International 5.75% 6/15/25	597,000	576,857
Scientific Games International 144A 8.25% 3/15/26 #	714,000	542,426
William Carter 144A 5.625% 3/15/27 #	1,025,000	1,045,049
		3,991,437
Consumer Non-Cyclical - 5.28%
Albertsons 144A 4.875% 2/15/30 #	611,000	623,220
JBS USA LUX
144A 5.50% 1/15/30 #	490,000	498,403
144A 5.75% 6/15/25 #	180,000	183,152
144A 6.50% 4/15/29 #	675,000	713,549
144A 6.75% 2/15/28 #	1,055,000	1,137,754
Kraft Heinz Foods
3.95% 7/15/25	600,000	628,633
5.00% 7/15/35	420,000	451,213
5.20% 7/15/45	700,000	719,300
Pilgrim’s Pride 144A 5.75% 3/15/25 #	935,000	949,333
Post Holdings 144A 5.50% 12/15/29 #	970,000	979,361
Spectrum Brands 144A 5.00% 10/1/29 #	920,000	885,132
US Foods 144A 6.25% 4/15/25 #	771,000	792,203
		8,561,253
Energy - 8.98%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	985,000	1,054,075
Cheniere Energy Partners 144A 4.50% 10/1/29 #	895,000	829,799
Continental Resources 5.00% 9/15/22	465,000	441,750
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,065,000	698,959
DCP Midstream Operating 5.125% 5/15/29	1,010,000	756,843
Genesis Energy 6.50% 10/1/25	1,370,000	1,159,363
Murphy Oil 5.875% 12/1/27	1,305,000	889,814
Murphy Oil USA
4.75% 9/15/29	410,000	424,083
5.625% 5/1/27	1,185,000	1,228,430
NuStar Logistics 6.00% 6/1/26	1,265,000	1,161,839
Occidental Petroleum
2.70% 8/15/22	1,005,000	879,375
2.70% 2/15/23	465,000	401,760
PDC Energy 6.125% 9/15/24	702,000	556,195
Precision Drilling 144A 7.125% 1/15/26 #	1,590,000	647,289
Southwestern Energy 7.75% 10/1/27	590,000	517,135

NQ-137 [4/20] 6/20 (1204352) 3

Schedule of investments

Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners
5.375% 2/1/27	1,015,000	$867,470
5.875% 4/15/26	515,000	459,483
Transocean
144A 7.25% 11/1/25 #	650,000	261,625
144A 8.00% 2/1/27 #	740,000	292,300
WPX Energy
4.50% 1/15/30	255,000	209,100
5.25% 10/15/27	945,000	826,544
		14,563,231
Financial Services - 0.90%
DAE Funding 144A 5.75% 11/15/23 #	810,000	730,863
HAT Holdings I 144A 6.00% 4/15/25 #	730,000	731,825
		1,462,688
Healthcare - 7.78%
AMN Healthcare 144A 4.625% 10/1/27 #	869,000	849,100
Bausch Health 144A 5.50% 11/1/25 #	2,145,000	2,240,453
Catalent Pharma Solutions 144A 5.00% 7/15/27 #	330,000	338,135
Change Healthcare Holdings 144A 5.75% 3/1/25 #	310,000	305,015
Charles River Laboratories International 144A
5.50% 4/1/26 #	1,400,000	1,447,880
CHS 144A 8.00% 3/15/26 #	940,000	905,483
Encompass Health 4.75% 2/1/30	539,000	541,576
Hadrian Merger Sub 144A 8.50% 5/1/26 #	1,095,000	952,212
HCA
5.375% 2/1/25	795,000	858,870
5.875% 2/1/29	910,000	1,045,545
7.58% 9/15/25	690,000	790,050
Tenet Healthcare
5.125% 5/1/25	415,000	390,619
144A 6.25% 2/1/27 #	870,000	859,343
6.875% 11/15/31	385,000	335,759
8.125% 4/1/22	745,000	754,126
		12,614,166
Insurance - 3.75%
Centene
144A 4.625% 12/15/29 #	870,000	956,695
144A 5.375% 8/15/26 #	1,685,000	1,810,533
GTCR AP Finance 144A 8.00% 5/15/27 #	305,000	287,341
HUB International 144A 7.00% 5/1/26 #	1,570,000	1,558,617
USI 144A 6.875% 5/1/25 #	1,465,000	1,477,819
		6,091,005

4 NQ-137 [4/20] 6/20 (1204352)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media - 12.07%
Altice Financing 144A 5.00% 1/15/28 #	565,000	$554,406
CCO Holdings
144A 4.50% 8/15/30 #	2,185,000	2,206,195
144A 5.375% 6/1/29 #	930,000	985,484
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	1,654,000	1,385,556
Connect Finco 144A 6.75% 10/1/26 #	1,835,000	1,758,205
CSC Holdings
144A 5.75% 1/15/30 #	2,135,000	2,226,458
5.875% 9/15/22	560,000	585,592
144A 7.50% 4/1/28 #	880,000	972,169
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	870,000	712,704
Gray Television 144A 7.00% 5/15/27 #	830,000	839,835
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	900,000	931,185
Netflix
144A 4.875% 6/15/30 #	480,000	516,264
144A 5.375% 11/15/29 #	335,000	369,471
Nexstar Broadcasting 144A 5.625% 7/15/27 #	1,655,000	1,588,221
Radiate Holdco 144A 6.625% 2/15/25 #	947,000	944,443
Sirius XM Radio
144A 4.625% 7/15/24 #	160,000	163,968
144A 5.375% 4/15/25 #	1,600,000	1,658,000
Terrier Media Buyer 144A 8.875% 12/15/27 #	780,000	648,375
VTR Finance 144A 6.875% 1/15/24 #	536,000	536,220
		19,582,751
Real Estate - 0.21%
HAT Holdings I 144A 5.25% 7/15/24 #	345,000	344,172
		344,172
Services - 2.88%
Clean Harbors 144A 5.125% 7/15/29 #	580,000	594,268
Covanta Holding 6.00% 1/1/27	940,000	909,074
GFL Environmental 144A 4.25% 6/1/25 #	790,000	795,925
Prime Security Services Borrower
144A 5.75% 4/15/26 #	1,350,000	1,336,500
144A 6.25% 1/15/28 #	1,150,000	1,039,313
		4,675,080
Technology & Electronics - 7.09%
Banff Merger Sub 144A 9.75% 9/1/26 #	1,335,000	1,206,573
Broadcom 144A 5.00% 4/15/30 #	620,000	695,629
Camelot Finance 144A 4.50% 11/1/26 #	790,000	799,638
CDK Global 5.875% 6/15/26	1,521,000	1,600,320
CommScope Technologies 144A 5.00% 3/15/27 #	765,000	658,895
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	870,000	871,827

NQ-137 [4/20] 6/20 (1204352) 5

Schedule of investments

Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Open Text 144A 3.875% 2/15/28 #	270,000	$264,516
Open Text Holdings 144A 4.125% 2/15/30 #	1,174,000	1,147,468
RP Crown Parent 144A 7.375% 10/15/24 #	1,537,000	1,521,323
Science Applications International 144A 4.875% 4/1/28 #	840,000	826,568
SS&C Technologies 144A 5.50% 9/30/27 #	963,000	991,601
Verscend Escrow 144A 9.75% 8/15/26 #	875,000	917,700
		11,502,058
Transportation - 1.01%
Delta Air Lines 144A 7.00% 5/1/25 #	805,000	825,904
Stena International 144A 6.125% 2/1/25 #	300,000	264,375
VistaJet Malta Finance 144A 10.50% 6/1/24 #	685,000	549,849
		1,640,128
Utilities - 2.51%
Calpine 144A 5.25% 6/1/26 #	890,000	910,452
Edison International 4.95% 4/15/25	235,000	255,421
Vistra Operations
144A 5.00% 7/31/27 #	452,000	463,097
144A 5.50% 9/1/26 #	1,758,000	1,820,057
144A 5.625% 2/15/27 #	595,000	629,004
		4,078,031
Total Corporate Bonds (cost $147,057,715)		141,019,402

Loan Agreements – 7.69%
Air Medical Group Holdings 4.25% (LIBOR01M + 3.25%)
4/28/22 •	946,344	873,002
Applied Systems 2nd Lien 8.45% (LIBOR03M + 7.00%)
9/19/25 •	1,898,579	1,832,129
Apro 5.00% (LIBOR01M + 4.00%) 10/28/26 •	292,172	279,755
Blue Ribbon 1st Lien 5.623% (LIBOR03M + 4.00%)
11/15/21 •	347,103	233,427
BW Gas & Convenience Holdings 6.88% (LIBOR01M +
6.25%) 11/18/24 •	186,758	169,016
Calpine 2.66% (LIBOR01M + 2.25%) 1/15/24 •	117,691	114,216
Granite US Holdings Tranche B 6.322% (LIBOR03M +
5.25%) 9/30/26 •	874,937	717,448
Informatica 2nd Lien 7.125% (LIBOR06M + 0.00%)
2/14/25 •	945,000	891,844
Kronos 2nd Lien 10.013% (LIBOR03M + 8.25%) 11/1/24 •	908,000	877,355
LCPR Loan Financing 5.814% (LIBOR01M + 5.00%)
10/15/26 •	365,000	362,263
Merrill Communications Tranche B 1st Lien 6.195%
(LIBOR06M + 5.00%) 10/5/26 •	674,610	634,133

6 NQ-137 [4/20] 6/20 (1204352)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Ortho-Clinical Diagnostics TBD 6/30/25 X	877,000	$784,915
Panda Liberty Tranche B-2 7.95% (LIBOR03M + 6.50%)
8/21/20 •	477,759	449,094
Panda Patriot Tranche B-1 7.20% (LIBOR03M + 5.75%)
12/19/20 •	270,436	254,210
Panda Patriot Tranche B-2 7.20% (LIBOR03M + 5.75%)
12/19/20 •	203,336	191,136
Stars Group Holdings TBD 7/10/25 X	835,000	826,650
Summit Midstream Partners Holdings 7.00% (LIBOR01M +
6.00%) 5/13/22 •	453,120	90,624
Surgery Center Holdings TBD 9/2/24 X	946,000	848,247
Terrier Media Buyer 5.70% (LIBOR03M + 4.25%)
12/17/26 •	913,710	852,796
Ultimate Software Group 1st Lien TBD 5/4/26 X	148,000	141,895
Vantage Specialty Chemicals 2nd Lien 9.863% (LIBOR03M
+ 8.25%) 10/27/25 •	560,000	381,500
Verscend Holding Tranche B 4.904% (LIBOR01M +
4.50%) 8/27/25 •	706,725	669,953
Total Loan Agreements (cost $13,576,036)		12,475,608

	Number of shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

Short-Term Investments – 3.70%
Money Market Mutual Funds - 3.70%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.21%)	1,200,630	1,200,630
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.16%)	1,200,629	1,200,629
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.25%)	1,200,630	1,200,630
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.13%)	1,200,630	1,200,630
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.14%)	1,200,630	1,200,630
Total Short-Term Investments (cost $6,003,149)		6,003,149

Total Value of Securities – 98.31%
(cost $166,765,562)		159,498,159
Receivables and Other Assets Net of Liabilities – 1.69%		2,747,272
Net Assets Applicable to 47,098,161 Shares Outstanding – 100.00%		$162,245,431

NQ-137 [4/20] 6/20 (1204352) 7

Schedule of investments

Delaware High-Yield Opportunities Fund (Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2020, the aggregate value of Rule 144A securities was $95,305,921, which represents
58.74% of the Fund’s net assets.
✤	PIK. The first payment of cash and/or principal will be made on June 30, 2020.
=	The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020.
Rate will reset at a future date.
y No contractual maturity date.
†	Non-income producing security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after April 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at April 30, 2020:

	Principal		Unrealized Appreciation
Borrower	Amount	Value	(Depreciation)
Apro 4.00% (LIBOR03M+4.00%)
10/28/26	$83,688	$80,131	$(3,557)

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month

8 NQ-137 [4/20] 6/20 (1204352)

(Unaudited)

Summary of abbreviations (continued):
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-kind
TBD – To be determined
USD – US Dollar

NQ-137 [4/20] 6/20 (1204352) 9